Note 7 Base scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Base scenario [Member]	Dec. 31, 2021	Dec. 31, 2020
SPAIN | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(11.48%)
Unemployment		16.95%
HPI		(1.98%)
SPAIN | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	5.23%	5.99%
Unemployment	14.93%	17.51%
HPI	(0.20%)	(5.08%)
SPAIN | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	5.49%	6.04%
Unemployment	13.98%	14.35%
HPI	2.91%	3.48%
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	4.89%	2.93%
Unemployment	11.68%	12.41%
HPI	2.04%	5.44%
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.59%	2.07%
Unemployment	10.08%	11.14%
HPI	1.50%	3.20%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.22%	2.01%
Unemployment	9.05%	9.99%
HPI	1.10%	3.12%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.19%
Unemployment	8.15%
HPI	0.74%
MEXICO | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(9.25%)
Unemployment		4.62%
HPI		1.81%
MEXICO | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	5.98%	3.71%
Unemployment	4.22%	5.57%
HPI	2.46%	(1.32%)
MEXICO | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	3.19%	3.53%
Unemployment	4.05%	5.35%
HPI	5.30%	0.15%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.54%	1.55%
Unemployment	3.92%	5.19%
HPI	3.68%	0.31%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.09%	1.45%
Unemployment	3.83%	5.03%
HPI	3.07%	1.02%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.87%	1.46%
Unemployment	3.77%	4.88%
HPI	4.08%	1.71%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.82%
Unemployment	3.71%
HPI	3.93%
TURKEY | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(0.01%)
Unemployment		13.98%
TURKEY | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	9.46%	5.52%
Unemployment	12.43%	14.05%
TURKEY | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	1.98%	4.53%
Unemployment	12.80%	12.58%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	5.04%	4.01%
Unemployment	12.93%	11.95%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.49%	3.99%
Unemployment	13.03%	11.38%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.54%	3.98%
Unemployment	13.13%	11.03%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.53%
Unemployment	13.23%
PERU | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(13.04%)
Unemployment		12.80%
PERU | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	12.22%	10.05%
Unemployment	11.38%	10.48%
PERU | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	2.32%	4.52%
Unemployment	7.70%	10.23%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.05%	3.69%
Unemployment	7.06%	8.93%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.76%	3.58%
Unemployment	6.76%	7.41%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.34%	3.35%
Unemployment	6.70%	7.06%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.28%
Unemployment	6.64%
ARGENTINA | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(13.00%)
Unemployment		13.98%
ARGENTINA | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	7.49%	5.54%
Unemployment	15.50%	15.40%
ARGENTINA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	2.30%	2.54%
Unemployment	12.35%	12.80%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.04%	1.98%
Unemployment	10.40%	9.60%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.98%	1.98%
Unemployment	8.60%	8.18%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.03%	2.01%
Unemployment	7.38%	7.28%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.99%
Unemployment	7.38%
COLOMBIA | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(7.51%)
Unemployment		18.23%
COLOMBIA | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	9.17%	5.48%
Unemployment	15.44%	16.40%
COLOMBIA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	4.02%	3.46%
Unemployment	13.86%	14.83%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.13%	3.15%
Unemployment	13.51%	14.57%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.29%	3.27%
Unemployment	12.60%	12.78%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.44%	3.60%
Unemployment	11.87%	12.55%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.51%
Unemployment	11.53%